Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Carrying Amount
Assets:
Short-term investments in debt and equity securities	¥ 43,893	[1]	¥ 47,175	[1]
Long-term investments in debt and equity securities	506,490	[1]	372,779	[1]
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	9,516	[1]	17,501	[1]
Total	559,899	[1]	437,455	[1]
Liabilities:
Long-term debt (including due within one year)	30,672	[2]	31,807	[2]
Total	30,672	[2]	31,807	[2]
Fair Value
Assets:
Short-term investments in debt and equity securities	43,910	[1]	47,116	[1]
Long-term investments in debt and equity securities	506,551	[1]	372,846	[1]
Other long-term investments (excluding investments in affiliates and unconsolidated subsidiaries)	9,516	[1]	17,526	[1]
Total	559,977	[1]	437,488	[1]
Liabilities:
Long-term debt (including due within one year)	30,691	[2]	32,028	[2]
Total	¥ 30,691	[2]	¥ 32,028	[2]

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2012 and 2013 were ¥15,380 million and ¥9,428 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.